22. Provisions for judicial and administrative proceedings, commitments and other provisions (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions For Contingent Payments [Abstract]
Balance at beginning of year (in 1/01/2018 after the initial adoption of the IFRS 9)	R$ 683,918	R$ 626,267	R$ 674,513
Creation of provision for contingent commitments	40,861	57,651	(48,246)
Balance at end of year	R$ 724,779	R$ 683,918	R$ 626,267